Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Movement of Investments in Associates and Joint Ventures

	2021 RMB million	2020 RMB million
As at 1 January	239,584	222,983
Change of the cost	11,400	13,997
Share of profit or loss	10,328	8,336
Declared dividends	(4,480)	(5,253)
Other equity movements	1,121	228
Impairment	—	(707)

As at 31 December	257,953	239,584

Detailed Information about Movement of Investments in Associates and Joint Ventures

				Movement
	Accounting method	Cost	As at 31 December 2020	Change of the cost	Share of profit or loss	Declared dividends	Other equity movements	Provision of impairment	As at 31 December 2021	Percentage of equity interest	Accumulated amount of impairment
					RMB Million						RMB Million
Associates
China Guangfa Bank Co., Ltd. (“CGB”) (i)	Equity Method	45,176	79,974	—	5,819	(662)	1,048	—	86,179	43.686%	—
Sino-Ocean Group Holding Limited (“Sino-Ocean”) (ii)	Equity Method	11,245	11,285	—	589	(271)	296	—	11,899	29.59%	(3,217)
China Life Property & Casualty Insurance Company Limited (“CLP&C”)	Equity Method	6,000	10,620	—	272	(214)	(527)	—	10,151	40.00%	—
COFCO Futures Company Limited (“COFCO Futures”)	Equity Method	1,339	1,612	—	98	(15)	(3)	—	1,692	35.00%	—
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Company”)	Equity Method	20,000	20,676	—	1,335	(608)	35	—	21,438	43.86%	—
China United Network Communications Limited (“China Unicom”) (iii)	Equity Method	21,801	22,433	—	602	(369)	(22)	—	22,644	10.29%	—
Others (iv)	Equity Method	48,001	41,555	5,610	3,022	(1,042)	(130)	—	49,015		—

Subtotal		153,562	188,155	5,610	11,737	(3,181)	697	—	203,018		(3,217)

Joint ventures
Joy City Commercial Property Fund L.P. (“Joy City”)	Equity Method	6,281	5,779	—	111	(354)	10	—	5,546	66.67%	—
Mapleleaf Century Limited (“MCL”)	Equity Method	7,656	4,736	—	(1,004)	—	505	—	4,237	75.00%	—
Others (iv)	Equity Method	48,576	40,914	5,790	(516)	(945)	(91)	—	45,152		—

Subtotal		62,513	51,429	5,790	(1,409)	(1,299)	424	—	54,935		—

Total		216,075	239,584	11,400	10,328	(4,480)	1,121	—	257,953		(3,217)

(i)	The 2020 final dividend of RMB 0.077 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 30 June 2021. The Company received a cash dividend of RMB662 million.

(ii)
The 2020 final dividend of HKD 0.09 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 21 May 2021. The Company received a cash dividend equivalent to RMB168 million. The 2021 interim dividend of HKD 0.055 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 19 August
2021
. The Company received a cash dividend equivalent to RMB

103 million.

Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2021, the stock price of Sino-Ocean was HKD

1.82
per share. As at 31 December 2020, the cumulative impairment loss of RMB
 3,217

million for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment valued using the discounted future cash flow method on 31 December 2021 and no further impairment loss should be made. The impairment test involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used
10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2020: 10% for properties under development and investment properties).

(iii)
The 2020 final dividend of RMB 0.0669 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 11 May 2021. The Company received a cash dividend of RMB 213 million. The 2021 interim dividend of RMB 0.0488 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 23 September 2021. The Company received a cash dividend equivalent to RMB 156 million.

On 31 December 2021, the stock price of China Unicom was RMB 3.93 per share.

(iv)	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.

(v)	There is no significant restriction for the Group to dispose of its other associates and joint ventures.

Major Associates and Joint Venture
As at 31 December 2021, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%
As at 31 December 2020, the major associates and joint ventures of the Group are as follows:

Name	Place of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%
Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%

Financial Information of Major Associates and Joint Venture
The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2021 and for the year ended 31 December 2021:

	CGB	Sino-Ocean	CLP&C	COFCO Futures	Pipeline Company	China Unicom	Joy City	MCL
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Total assets	3,359,985	281,252	120,178	25,153	37,099	593,284	10,258	24,195
Total liabilities	3,125,484	204,805	94,756	21,868	1,476	257,074	232	13,035
Total equity	234,501	76,447	25,422	3,285	35,623	336,210	10,026	11,160
Total equity attributable to equity holders of the associates and joint ventures	189,510	55,074	25,422	3,277	35,623	149,217	10,026	11,160
Total adjustments (i)	464	(7,257)	—	—	405	16,509	(1,707)	(5,511)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	189,974	47,817	25,422	3,277	36,028	165,726	8,319	5,649
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	86,179	15,116	10,151	1,692	21,438	22,644	5,546	4,237
Impairment	—	(3,217)	—	—	—	—	—	—
Net carrying value of the investments	86,179	11,899	10,151	1,692	21,438	22,644	5,546	4,237

Total revenues	74,905	68,645	82,549	6,846	5,583	331,665	352	897
Net profit/(loss)	17,476	5,091	621	281	3,081	14,416	333	28
Other comprehensive income	2,416	(35)	(766)	(8)	—	(27)	15	447
Total comprehensive income	19,892	5,056	(145)	273	3,081	14,389	348	475

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2020 and for the year ended 31 December 2020:

	CGB	Sino-Ocean	CLP&C	COFCO Futures	Pipeline Company	China Unicom	Joy City	MCL
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Total assets	3,027,972	263,528	106,930	20,567	34,933	582,475	10,306	24,196
Total liabilities	2,809,822	193,806	80,379	17,512	1,068	251,001	85	13,342
Total equity	218,150	69,722	26,551	3,055	33,865	331,474	10,221	10,854
Total equity attributable to equity holders of the associates and joint ventures	173,159	52,273	26,551	3,048	33,865	147,709	10,221	10,854
Total adjustments (i)	2,612	(6,528)	—	—	427	16,981	(1,552)	(4,540)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	175,771	45,745	26,551	3,048	34,292	164,690	8,669	6,314
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	79,974	14,502	10,620	1,612	20,676	22,433	5,779	4,736
Impairment	—	(3,217)	—	—	—	—	—	—
Net carrying value of the investments	79,974	11,285	10,620	1,612	20,676	22,433	5,779	4,736

Total revenues	80,525	61,271	77,990	2,193	5,259	306,490	360	853
Net profit/(loss)	13,812	4,675	1,730	208	2,823	12,525	339	185
Other comprehensive income	(1,944)	630	1,991	(5)	—	(1,706)	(25)	650
Total comprehensive income	11,868	5,305	3,721	203	2,823	10,819	314	835

(i)	Including adjustments for the difference of accounting policies, fair value and others.
The Group had no contingent liabilities with the associates and joint ventures as at 31 December 2021 and 31 December 2020. The Group had a capital contribution commitment of RMB 20,730 million with associates and joint ventures as at 31 December 2021 (as at 31 December 2020: RMB25,364 million). The capital contribution commitment amount has been included in the capital commitments in
Note 39.